Consolidated Statement of Equity (USD $) In Millions, unless otherwise specified		Total	Total AIG Shareholders' Equity	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-redeemable non-controlling Interests
Balance at Dec. 31, 2008		$ 60,805	$ 52,710	$ 40,000	$ 368	$ (8,450)	$ 39,488	$ (12,368)	$ (6,328)	$ 8,095
Increase (Decrease) in Stockholders' Equity
Series C issuance				23,000			(23,000)
Series D exchange for Series E				1,605			(1,605)
Series F drawdowns		5,344	5,344	5,344
Series F commitment fee		(165)	(165)	(165)
Common stock issued under stock plans					1	176	(177)
Retirement of treasury stock					(15)	7,400	(7,385)
Cumulative effect of change in accounting principle, net of tax (New accounting standard for other-than-temporary impairments and New Accounting standard for deferred acquisition costs.)	[1]	(9,392)	(9,392)					585	(9,977)
Net income (loss) attributable to AIG or other noncontrolling interests	[2]	(10,146)	(8,362)					(8,362)		(1,784)
Net income attributable to noncontrolling nonvoting, callable, junior and senior preferred interests held by the Federal Reserve Bank of New York		140								140
Other comprehensive (loss) income		21,799	21,411						21,411	388
Deferred income taxes		(818)	(818)				(818)
Net decrease due to deconsolidation		(3,502)	(97)				(97)			(3,405)
Contributions from noncontrolling interests		677								677
Distributions to noncontrolling interests		(368)								(368)
Issuance of noncontrolling nonvoting, callable, junior and senior preferred interests to the Federal Reserve Bank of New York		24,400								24,400
Other		61	(48)				(48)			109
Balance at Dec. 31, 2009		88,835	60,583	69,784	354	(874)	6,358	(20,145)	5,106	28,252
Increase (Decrease) in Stockholders' Equity
Series F drawdowns		2,199	2,199	2,199
Common stock issued under stock plans		(18)	(18)		2		(20)
Equity unit exchange		3,657	3,657		12		3,645
Cumulative effect of change in accounting principle, net of tax (New accounting standard for variable interest entities)		(106)	(106)					239	(345)
Net income (loss) attributable to AIG or other noncontrolling interests	[2]	10,394	10,058					10,058		336
Net income attributable to noncontrolling nonvoting, callable, junior and senior preferred interests held by the Federal Reserve Bank of New York		1,818								1,818
Other comprehensive (loss) income	[3]	2,958	2,782						2,782	176
Deferred income taxes		(332)	(332)				(332)
Net decrease due to deconsolidation		(2,740)								(2,740)
Contributions from noncontrolling interests		253								253
Distributions to noncontrolling interests		(175)								(175)
Other		33	33			1	32
Balance at Dec. 31, 2010		106,776	78,856	71,983	368	(873)	9,683	(9,848)	7,543	27,920
Increase (Decrease) in Stockholders' Equity
Series F drawdowns		20,292	20,292	20,292
Repurchase of SPV preferred interests in connection with Recapitalization	[4]	(26,432)								(26,432)
Exchange of consideration for preferred stock in connection with Recapitalization	[4]	(20,677)	(20,677)	(92,275)	4,138		67,460
Common stock issued		2,886	2,886		250		2,636
Purchase of common stock		(70)	(70)			(70)
Settlement of equity unit stock purchase contracts		2,169	2,169		9		2,160
Net income (loss) attributable to AIG or other noncontrolling interests		20,704	20,622					20,622		82
Net income attributable to noncontrolling nonvoting, callable, junior and senior preferred interests held by the Federal Reserve Bank of New York		74								74
Other comprehensive (loss) income	[3]	(2,602)	(2,483)						(2,483)	(119)
Deferred income taxes		2	2				2
Acquisition of noncontrolling interest		(560)	(71)				(164)		93	(489)
Net decrease due to deconsolidation		(123)								(123)
Contributions from noncontrolling interests		120								120
Distributions to noncontrolling interests		(128)								(128)
Other		(38)	12		1	1	10			(50)
Balance at Dec. 31, 2011		$ 102,393	$ 101,538	$ 0	$ 4,766	$ (942)	$ 81,787	$ 10,774	$ 5,153	$ 855

[1]	Includes the cumulative effect on the adoption of the accounting standard on April 1, 2009 for other-than-temporary impairments which increased AIG shareholders' equity by $2.5 billion, of which $12.0 billion increased retained earnings and $9.5 billion reduced accumulated other comprehensive income. Also includes the cumulative effect of the retrospective adoption of the accounting standard on January 1, 2012 for acquisition costs, which reduced retained earnings by $11.4 billion and reduced accumulated other comprehensive income by $0.4 billion. See Note 2 to the Consolidated Financial Statements.
[2]	Excludes gains of $560 million, $73 million and $280 million in 2011, 2010 and 2009, respectively, attributable to redeemable noncontrolling interests and net income attributable to noncontrolling nonvoting, callable, junior and senior preferred interests held by the Federal Reserve Bank of New York of $74 million, $1.8 billion and $140 million in 2011, 2010 and 2009, respectively.
[3]	Excludes $2 million and $5 million attributable to redeemable noncontrolling interests for the year ended December 31, 2011 and 2010, respectively.
[4]	See Notes 1 and 17 to Consolidated Financial Statements.